CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS (98.39%)
Communication Services (4.46%)
Interactive Media & Services (4.46%)
Alphabet, Inc., Class A(a)	3,323	$7,241,681
Alphabet, Inc., Class C(a)	3,077	6,730,784
Meta Platforms, Inc., Class A(a)	9,792	1,578,960
		15,551,425

Total Communication Services		15,551,425

Consumer Discretionary (7.71%)
Automobiles (1.11%)
Tesla, Inc.(a)	5,738	3,864,084

Internet & Direct Marketing Retail (5.79%)
Alibaba Group Holding, Ltd.(a)	107,150	12,180,812
Amazon.com, Inc.(a)	75,169	7,983,700
		20,164,512

Specialty Retail (0.81%)
The Home Depot, Inc.	10,268	2,816,204

Total Consumer Discretionary		26,844,800

Consumer Staples (12.42%)
Beverages (1.51%)
Coca-Cola Co.	43,505	2,736,900
PepsiCo, Inc.	15,187	2,531,065
		5,267,965
Food Products (8.06%)
Archer-Daniels-Midland Co.	79,958	6,204,741
Bunge, Ltd.	77,346	7,014,509
Kraft Heinz Co.	151,740	5,787,363
Pilgrim's Pride Corp.(a)	289,870	9,052,640
		28,059,253
Household Products (1.06%)
Procter & Gamble Co.	25,685	3,693,246

Tobacco (1.79%)
Altria Group, Inc.	149,183	6,231,374

Total Consumer Staples		43,251,838

Energy (23.50%)
Oil, Gas & Consumable Fuels (23.50%)
APA Corp.	368,389	12,856,776
Chevron Corp.	104,301	15,100,698
EQT Corp.	390,837	13,444,793
Exxon Mobil Corp.	206,203	17,659,225
Peabody Energy Corp.(a)	270,424	5,768,144
Range Resources Corp.(a)	376,371	9,315,182
The Williams Cos., Inc.	246,761	7,701,411
		81,846,229
Total Energy		81,846,229

Financials (3.19%)
Banks (1.67%)
Bank of America Corp.	76,129	2,369,896

	Shares	Value
Financials (continued)
JPMorgan Chase & Co.	30,727	$3,460,167
		5,830,063
Diversified Financial Services (1.52%)
Berkshire Hathaway, Inc., Class B(a)	19,344	5,281,299

Total Financials		11,111,362

Health Care (8.52%)
Biotechnology (3.22%)
AbbVie, Inc.	19,008	2,911,265
Gilead Sciences, Inc.	134,284	8,300,094
		11,211,359
Health Care Providers & Services (1.45%)
UnitedHealth Group, Inc.	9,806	5,036,656

Pharmaceuticals (3.85%)
Eli Lilly & Co.	8,783	2,847,712
Johnson & Johnson	27,404	4,864,484
Merck & Co., Inc.	28,182	2,569,353
Pfizer, Inc.	59,977	3,144,594
		13,426,143
Total Health Care		29,674,158

Information Technology (13.44%)
IT Services (1.71%)
Mastercard, Inc., Class A	8,504	2,682,842
Visa, Inc., Class A	16,656	3,279,400
		5,962,242
Semiconductors & Semiconductor Equipment (0.53%)
NVIDIA Corp.	12,082	1,831,511

Software (5.29%)
Microsoft Corp.	71,816	18,444,503

Technology Hardware, Storage & Peripherals (5.91%)
Apple, Inc.	150,603	20,590,442

Total Information Technology		46,828,698

Materials (25.15%)
Chemicals (14.11%)
CF Industries Holdings, Inc.	127,105	10,896,712
Corteva, Inc.	224,958	12,179,226
FMC Corp.	74,655	7,988,831
International Flavors & Fragrances, Inc.	64,289	7,658,106
Mosaic Co.	221,213	10,447,890
		49,170,765
Metals & Mining (11.04%)
Agnico Eagle Mines, Ltd.	217,660	9,960,122
Allegheny Technologies, Inc.(a)	317,789	7,216,988
BHP Group, Ltd.	130,722	7,343,962
Sibanye Stillwater, Ltd.	553,824	5,521,625

	Shares	Value
Materials (continued)
Teck Resources, Ltd., Class B	275,217	$8,413,384
		38,456,081
Total Materials		87,626,846

TOTAL COMMON STOCKS
(Cost $320,313,966)		342,735,356

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (1.32%)
Puts
S&P 500® Index:
9/16/2022	$3,400.00	460	$174,127,480	2,999,200

Total Puts				2,999,200

Call
SPDR® Gold Shares:
12/16/2022	177.00	2,860	$48,179,560	1,623,050

Total Call				1,623,050

TOTAL PURCHASED OPTIONS
(Cost $6,749,420)				4,622,250

TOTAL INVESTMENTS (99.71%)
(Cost $327,063,386)				$347,357,606
Other Assets In Excess Of Liabilities (0.29%)				995,492
NET ASSETS (100.00%)				$348,353,098

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS (99.75%)
ASIA (16.26%)
Australia (2.48%)
Transportation Infrastructure (2.48%)
Transurban Group	90,362	$896,915

Total Australia		896,915

China (1.90%)
Internet & Direct Marketing Retail (1.90%)
Alibaba Group Holding, Ltd.(a)	48,100	685,935

Total China		685,935

Hong Kong (1.21%)
Gas Utilities (1.21%)
Kunlun Energy Co., Ltd.	534,000	437,582

Total Hong Kong		437,582

Japan (10.14%)
Diversified Telecommunication Services (1.08%)
Nippon Telegraph & Telephone Corp.	13,600	390,519

Gas Utilities (3.34%)
Osaka Gas Co., Ltd.	33,200	635,224
Tokyo Gas Co., Ltd.	27,600	570,999
		1,206,223
Wireless Telecommunication Services (5.72%)
KDDI Corp.	34,300	1,084,262
SoftBank Corp.	34,600	384,176
SoftBank Group Corp.	15,500	598,043
		2,066,481
Total Japan		3,663,223

Singapore (0.53%)
Diversified Telecommunications (0.53%)
Singapore Telecommunications L(a)	105,800	192,668

Total Singapore		192,668

TOTAL ASIA
(Cost $5,757,481)		5,876,323

EUROPE (15.46%)
France (3.27%)
Diversified Telecommunication Services (0.80%)
Orange SA	24,449	287,473

Electric Utilities (1.42%)
Electricite de France SA	62,687	512,800

Multi-Utilities (0.47%)
Engie SA	14,749	169,494

	Shares	Value
Transportation Infrastructure (0.58%)
Getlink SE	11,961	$210,957

Total France		1,180,724

Germany (2.20%)
Diversified Telecommunication Services (2.20%)
Deutsche Telekom AG	40,119	796,544

Total Germany		796,544

Great Britain (3.06%)
Diversified Telecommunication Services (0.65%)
BT Group PLC	103,353	234,387

Multi-Utilities (0.98%)
National Grid PLC	27,628	353,804

Wireless Telecommunication Services (1.43%)
Vodafone Group PLC	334,607	515,908

Total Great Britain		1,104,099

Ireland (1.24%)
Construction Materials (1.24%)
CRH PLC	13,073	449,405

Total Ireland		449,405

Italy (1.97%)
Electric Utilities (0.99%)
Enel SpA	65,225	356,802

Transportation Infrastructure (0.98%)
Atlantia SpA	15,117	354,542

Total Italy		711,344

Spain (3.72%)
Diversified Telecommunication Services (1.59%)
Cellnex Telecom SA(b)(c)	6,259	242,885
Telefonica SA	65,035	331,364
		574,249
Electric Utilities (1.43%)
Iberdrola SA	49,776	516,205

Transportation Infrastructure (0.70%)
Aena SME SA(a)(b)(c)	1,987	252,477

Total Spain		1,342,931

TOTAL EUROPE
(Cost $5,768,114)		5,585,047

NORTH AMERICA (68.03%)
Canada (13.60%)
Oil, Gas & Consumable Fuels (13.05%)
Enbridge, Inc.	59,434	2,509,969
Pembina Pipeline Corp.	18,204	643,476

	Shares	Value
TC Energy Corp.	30,138	$1,561,219
		4,714,664
Wireless Telecommunication Services (0.55%)
Rogers Communications, Inc., Class B	4,187	200,633

Total Canada		4,915,297

United States (54.43%)
Diversified Telecommunication Services (13.20%)
AT&T, Inc.	93,987	1,969,968
Verizon Communications, Inc.	55,156	2,799,167
		4,769,135
Electric Utilities (11.38%)
American Electric Power Co., Inc.	4,149	398,055
Duke Energy Corp.	6,431	689,467
Edison International	3,108	196,550
Eversource Energy	2,807	237,107
Exelon Corp.	7,983	361,790
NextEra Energy, Inc.	16,695	1,293,195
The Southern Co.	8,706	620,825
Xcel Energy, Inc.	4,465	315,943
		4,112,932
Health Care Providers & Services (3.61%)
HCA Healthcare, Inc.	6,657	1,118,775
Universal Health Services, Inc., Class B	1,862	187,522
		1,306,297
Multi-Utilities (5.37%)
Consolidated Edison, Inc.	2,815	267,707
Dominion Energy, Inc.	6,790	541,910
DTE Energy Co.	1,603	203,180
Public Service Enterprise Group, Inc.	4,173	264,068
Sempra Energy	2,709	407,081
WEC Energy Group, Inc.	2,535	255,122
		1,939,068
Oil, Gas & Consumable Fuels (17.41%)
Cheniere Energy, Inc.	7,574	1,007,569
Kinder Morgan, Inc.	84,134	1,410,086
ONEOK, Inc.	14,339	795,815
Peabody Energy Corp.(a)	24,706	526,979
Range Resources Corp.(a)	22,596	559,251
Targa Resources Corp.	5,971	356,290
The Williams Cos., Inc.	52,378	1,634,717
		6,290,707
Water Utilities (0.56%)
American Water Works Co., Inc.	1,351	200,988

Wireless Telecommunication Services (2.90%)
T-Mobile US, Inc.(a)	7,786	1,047,528

Total United States		19,666,655

TOTAL NORTH AMERICA
(Cost $20,335,385)		24,581,952

TOTAL COMMON STOCKS
(Cost $31,860,980)		36,043,322
	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.41%)
Money Market Fund (0.41%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.55.4%	149,287	$149,287

TOTAL SHORT TERM INVESTMENTS
(Cost $149,287)			149,287

			Value
TOTAL INVESTMENTS (100.16%)
(Cost $32,010,267)			$36,192,609
Liabilities in Excess of Other Assets (-0.16%)			(59,214)
NET ASSETS (100.00%)			$36,133,395

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2022, these securities had a total aggregate market value of $495,362, representing 1.37% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $495,362, representing 1.37% of net assets.

See Notes to Quarterly Schedule of Investments.

Centre American Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$342,735,356	$–	$–	$342,735,356
Purchased Options	4,622,250	–	–	4,622,250
Total	$347,357,606	$–	$–	$347,357,606

Centre Global Infrastructure Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$36,043,322	$–	$–	$36,043,322
Short Term Investments	149,287	–	–	149,287
Total	$36,192,609	$–	$–	$36,192,609

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.